Financial Instruments - Disclosure of detailed information about effect of changes in foreign exchange rates (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	$ 85,964	$ 50,761	$ 176,515
Accounts receivable	114	179
Less: accounts payable and accrued liabilities	(17,924)	(17,676)
Less: debt	0	(49,591)
Foreign currency risk
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	15,923	29,820
Accounts receivable	76	119
Value-added taxes receivable	28,440	31,378
Total financial assets	44,439	61,317
Less: accounts payable and accrued liabilities	(12,023)	(3,438)
Less: debt		(49,591)
Net financial assets	32,416	8,288
Foreign currency risk | CAD
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	9,502
Accounts receivable	6
Value-added taxes receivable	47
Total financial assets	9,555
Less: accounts payable and accrued liabilities	(6,445)
Net financial assets	3,110
Foreign currency risk | MXN
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	6,421	318
Accounts receivable	70	8
Value-added taxes receivable	28,393	31,378
Total financial assets	34,884	31,704
Less: accounts payable and accrued liabilities	(5,578)	(3,010)
Less: debt		0
Net financial assets	$ 29,306	28,694
Foreign currency risk | USD
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents		29,502
Accounts receivable		111
Value-added taxes receivable		0
Total financial assets		29,613
Less: accounts payable and accrued liabilities		(428)
Less: debt		(49,591)
Net financial assets		$ (20,406)